License and patent agreements	12 Months Ended
Dec. 31, 2022
License Agreement [Abstract]
License and patent agreements
11. License and patent agreements
On July 8, 2019, Neoleukin Therapeutics, Inc., or Former Neoleukin, entered into an exclusive license agreement with the University of Washington (“UW”), under which UW (on behalf of itself and Stanford University) granted the Company an exclusive worldwide license under certain patent rights, to make, have made, use, offer to sell, sell, offer to lease or lease, import, export or otherwise offer to dispose of licensed products in all fields of use, and a nonexclusive worldwide license to use certain know-how.
The foregoing licenses are sublicensable by the Company without UW’s consent, subject to certain limited conditions. The Exclusive License Agreement was amended effective as of July 24, 2020 to, among other things, (i) add a jointly owned de novo
cytokine antagonist to the agreement, (ii) specify royalties, milestone payments and sublicense consideration payments payable by Neoleukin for certain jointly licensed products, (iii) specify the term for achievement of performance milestones for certainly jointly licensed products, and (iv) terminate UW’s right to participate in equity financings. The Exclusive License Agreement was amended a second time, effective as of December 15, 2021 to, among other things, add a second jointly owned patent application family directed to de novo
cytokine antagonists to the agreement subject to the same terms of the first jointly owned patent application family.
As consideration for the licensed rights, Former Neoleukin issued 536,813 shares of common stock to UW. These shares were exchanged for 37,795 shares of common stock of the Company
(after giving effect to the 1-for-5 reverse stock split of Neoleukin common stock that was effected on September 25, 2023)
and 4,197 shares of
non-voting
convertible preferred stock on the completion of the merger of Former Neoleukin into the Company in August 2019. Such convertible preferred shares were subsequently converted into 83,940 shares of common stock (after giving effect to the aforementioned reverse stock split) in November 2019.
Furthermore, the Company is required to pay; (i) an annual maintenance fee beginning in January 2022 (but excluding any year in which minimum annual royalties are paid); (ii) up to $0.9 million in combined development and regulatory milestone payments with respect to each distinct class of licensed product; (iii) up to $10.0 million in combined commercial milestone payments based on cumulative net sales of licensed products within each distinct class of licensed products, beginning when cumulative net sales of the class of licensed products equals or exceeds $100.0 million, with the majority payable when cumulative net sales of the class of licensed products equals or exceeds $1.0 billion; (iv) a low single-digit royalty on net sales of licensed products sold by the Company and its sublicensees, which may be subject to reductions, and subject to minimum annual royalty payments following the first commercial sale of a licensed product; (v) a certain percentage of any sublicense consideration (other than royalties) the Company receives from sublicensees, based on the stage of development at the time the sublicense is executed; and (vi) a certain percentage of consideration the Company receives from an acquisition of the Company or its assets based on the stage
of development at the relevant time. The Company is obligated to pay royalties on a country-by-country
basis until the expiration of the last valid claim within the licensed patent rights in such country.

The agreement will expire upon the expiration of the last valid claim within the licensed patent rights. The Company may terminate the agreement upon prior written notice to UW. UW may terminate the agreement by a specified number of days’ notice if the Company permanently ceases operations, becomes insolvent or similar, or if the Company challenges the validity of the licensed patent rights. In addition, UW may terminate the agreement for material breach that is not cured within a specified number of days, which cure period is to be at least doubled if the Company is proceeding diligently to cure the default.